UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vicky Edwards
Title: VP, General Counsel and Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Vicky Edwards"                	Burlington, Ontario, Canada	 February 14, 2011
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	65

Form 13F Information Table Value Total: 	$1,024,042
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at December 31, 2010

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	      SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)      OR PRN 	PRN CALL DSCRETN  MNGERS

ABB LTD				SPONSORED ADR	 000375204	1,144		50360	SH 	SOLE		50360
AMERIPRISE FINL INC		COM		 03076C106	2077		35000	SH 	SOLE		35000
AON CORP			COM		 037389103	273		6000	SH 	SOLE		6000
ARCHER DANIELS MIDLAND CO	COM		 039483AW2	90007		2960760	SH 	SOLE		2960760
BANCO SANTANDER SA		ADR		 05964H105	1080		101601	SH 	SOLE		101601
BANK NOVA SCOTIA HALIFAX	COM		 064149107	3127		54164	SH 	SOLE		54164
BANK OF AMERICA CORPORATION	COM		 60505104	3391		239000	SH 	SOLE		239000
BANK OF NEW YORK MELLON CORP	COM		 64058100	308		10000	SH 	SOLE		10000
BARCLAYS PLC			ADR		 06738E204	3630		216455	SH 	SOLE		216455
BECTON DICKINSON & CO		COM		 075887109	69977		825879	SH 	SOLE		825879
BHP BILLITON LTD		SPONSORED ADR	 88606108	456		5670	SH 	SOLE		5670
CARNIVAL CORP			PAIRED CTF	 143658300	336		7175	SH 	SOLE		7175
CLOROX CO DEL			COM		 189054109	22327		362631	SH 	SOLE		362631
CME GROUP INC			COM		 12572Q105	427		1350	SH 	SOLE		1350
CREDIT SUISSE GROUP		SPONSORED ADR	 225401108	859		21000	SH 	SOLE		21000
DEUTSCHE BANK AG		NAMEN AKT	 D18190898	1855		35000	SH 	SOLE		35000
DUN & BRADSTREET CORP DEL NE	COM		 26483E100	1381		17000	SH 	SOLE		17000
EATON VANCE CORP		COM NON VTG	 278265103	1374		44500	SH 	SOLE		44500
EQUIFAX INC			COM		 294429105	1939		53500	SH 	SOLE		53500
FEDERATED INVS INC PA		CL B		 314211103	522		20000	SH 	SOLE		20000
FRANKLIN RES INC		COM		 354613101	17517		154790	SH 	SOLE		154790
GLOBAL PMTS INC			COM		 37940X102	3299		70508	SH 	SOLE		70508
GOLDCORP INC NEW		COM		 380956409	552		12000	SH 	SOLE		12000
GOLDMAN SACHS GROUP INC		COM		 38141G104	1756		10150	SH 	SOLE		10150
HARTFORD FINL SVCS GROUP INC	COM		 416515104	3693		133000	SH 	SOLE		133000
HSBC HLDGS PLC			SPON ADR NEW	 404280406	9848		190705	SH 	SOLE		190705
ING GROEP N V			SPONSORED ADR	 456837103	266		26900	SH 	SOLE		26900
INVESCO LTD			SHS		 G491BT108	99961		4086700	SH 	SOLE		4086700
JANUS CAP GROUP INC		COM		 47102X105	817		61000	SH 	SOLE		61000
JPMORGAN CHASE & CO		COM		 46625H100	11634		266965	SH 	SOLE		266965
LENDER PROCESSING SVCS INC	COM		 52602E102	258		8500	SH 	SOLE		8500
LLOYDS BANKING GROUP PLC	SPONSORED ADR	 539439109	938		225000	SH 	SOLE		225000
MANULIFE FINL CORP		COM		 56501R106	3775		219529	SH 	SOLE		219529
MASTERCARD INC			CL A		 57636Q104	2993		13550	SH 	SOLE		13550
METLIFE INC			COM		 59156R108	2075		45000	SH 	SOLE		45000
MORGAN STANLEY			COM NEW		 617446448	1255		44440	SH 	SOLE		44440
NOBLE CORPORATION BAAR		NAMEN -AKT	 H5833N103	89291		2505367	SH 	SOLE		2505367
NOMURA HLDGS INC		SPONSORED ADR	 65535H208	548		85000	SH 	SOLE		85000
NORTHERN TR CORP		COM		 665859104	766		13705	SH 	SOLE		13705
NYSE EURONEXT			COM		 629491101	275		9000	SH 	SOLE		9000
OPPENHEIMER HLDGS INC		CL A NON VTG	 683797104	5699		212400	SH 	SOLE		212400
POSCO				SPONSORED ADR	 693483109	548		5065	SH 	SOLE		5065
PRUDENTIAL FINL INC		COM		 744320102	3040		50095	SH 	SOLE		50095
RESEARCH IN MOTION LTD		COM		 760975102	77026		1311705	SH 	SOLE		1311705
ROGERS COMMUNICATIONS INC	CL B		 775109200	73682		2105900	SH 	SOLE		2105900
ROYAL BK CDA MONTREAL QUE	COM		 780087102	32162		607892	SH 	SOLE		607892
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD 780097689	251		20000	SH 	SOLE		20000
ROYAL DUTCH SHELL PLC		SPONS ADR A	 780259206	268		4000	SH 	SOLE		4000
SHAW COMMUNICATIONS INC		CL B CONV	 82028K200	39459		1827705	SH 	SOLE		1827705
SIEMENS A G			SPONSORED ADR	 826197501	1126		9000	SH 	SOLE		9000
SK TELECOM LTD			SPONSORED ADR	 78440P108	595		32000	SH 	SOLE		32000
STATE STR CORP			COM		 857477103	929		19500	SH 	SOLE		19500
STEWART INFORMATION SVCS COR	COM		 860372101	142		12000	SH 	SOLE		12000
SUN LIFE FINL INC		COM		 866796105	7598		249539	SH 	SOLE		249539
SUNCOR ENERGY INC NEW		COM		 867224107	61008		1576057	SH 	SOLE		1576057
SYNGENTA AG			SPONSORED ADR	 87160A100	597		10170	SH 	SOLE		10170
THOMSON REUTERS CORP		COM		 884903105	1803		47890	SH 	SOLE		47890
TORONTO DOMINION BK ONT		COM NEW		 891160509	131516		1751600	SH 	SOLE		1751600
TOTAL S A			SPONSORED ADR	 89151E109	814		15000	SH 	SOLE		15000
TOYOTA MOTOR CORP		SP ADR REP2COM	 892331307	318		4000	SH 	SOLE		4000
UBS AG				SHS NEW		 H89231338	2422		145000	SH 	SOLE		145000
VISA INC			COM CL A	 92826C839	3216		45610	SH 	SOLE		45610
WAL MART STORES INC		COM		 931142103	85866		1573798	SH 	SOLE		1573798
WELLS FARGO & CO NEW		COM		 949746101	34858		1103800	SH 	SOLE		1103800
WILLIS GROUP HOLDINGS PUBLIC	SHS		 G96666105	1090		31000	SH 	SOLE		31000

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